Property and Equipment, Net	12 Months Ended
Sep. 30, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 6 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of the following:

	September 30, 2022	September 30, 2021

Office equipment	$295,185	$321,578
Leasehold improvements	450,709	323,385
Subtotal	745,894	644,963
Less: accumulated depreciation and amortization	(401,866)	(270,345)
Property and equipment, net	$344,028	$374,618

Depreciation expenses for the years ended September 30, 2022, 2021 and 2020 amounted to $169,808, $143,562 and $85,737, respectively.